Balances and Transactions With Related Parties	12 Months Ended
Dec. 31, 2019
Balances and Transactions With Related Parties [Abstract]
BALANCES AND TRANSACTIONS WITH RELATED PARTIES

NOTE 21: BALANCES AND TRANSACTIONS WITH RELATED PARTIES

a.	Balances with interested and related parties:

Composition:

As of December 31, 2019

	Key management personnel	Other interested and related parties
Other accounts payable	$102	$26

As of December 31, 2018

	Key management personnel	Other interested and related parties
Other accounts payable	$95	$6

b.	Benefits to interested and related parties:

	Year ended December 31,
	2019	2018	2017
Salary to those employed by the Company or on its behalf	$945	$654	$593

Directors' fees to those not employed by the Company or on its behalf	$90	$100	$98

Number of individuals to whom the salary and benefits relate:
Related and interested parties employed by the Company or on its behalf	3	4	4
Directors not employed by the Company	8	6	7

	11	10	11

c.	Key management personnel:

	Year ended December 31,
	2019	2018	2017
Short-term benefits	$3	$16	$11

Share-based payment to those employed by the Company or on its behalf	$190	$394	$501

Share-based payment to those not employed by the Company or on its behalf	$147	$41	$2

d.	Transactions with interested and related parties:

Year ended December 31, 2019

	Key management personnel*)	Other interested and related parties
Research and development expenses	$113	$81
General and administrative expenses	943	238

	$1,056	$319

Year ended December 31, 2018

	Key management personnel*)	Other interested and related parties
Research and development expenses	$207	$81
General and administrative expenses	776	140

	$983	$221

Year ended December 31, 2017

	Key management personnel*)	Other interested and related parties
Research and development expenses	$200	$81
General and administrative expenses	821	99

	$1,021	$ 180

*)       Some of the key management personnel are interested parties by virtue of holdings.

e.	Mr. Yaakov Michlin commenced his role as the Company's Chief Executive Officer (CEO) on April 1, 2017. On February 12, 2017, (the general shareholders meeting), his employment terms, including bonuses incremental to his monthly compensation were approved as follows: (1) bonuses of NIS 1 million based on target achievements as outlined in his agreement. No expense recorded during the years ended December 31, 2017 and 2018 with respect to these bonuses; (2) an annual bonus based on the Company's remuneration policy according to the decision of the Company's Board of directors.

In addition, upon commencement of his role, Mr. Michlin was granted 566,262 options to purchase Ordinary shares of the Company at an exercise price of NIS 19.97, representing 3.6% and 3.1% of the Company's issued and outstanding capital on a fully diluted basis as of January 5, 2017, the date on which the board of directors approved the employment terms, and December 31, 2017, respectively. The price was determined according to the average closing market price of the Ordinary share 30 days before the date of grant. The options vest over four years from the date of grant as outlined in the agreement. In September 2019 Yaacov Michlin resigned as CEO, and after conducting an executive search, the Company's Board of Directors appointed a U.S.-based CEO effective January 2020, see Note 22.

For information regarding the fair value of the options granted to Mr. Michlin, see Note 18b.

f.	On December 3, 2017, at the general shareholders meeting, the Company granted a director of the Company, Ms. Karen Sarid, 27,500 options to purchase Ordinary shares at an exercise price of NIS 21.37 per share.

For information regarding the fair value of the options granted to Ms. Sarid, see Note 18b.

g.	On November 12, 2018, at the general shareholders meeting, the Company granted directors of the Company, 110,000 options to purchase Ordinary shares at an exercise price of NIS 23.39 per share.

For information regarding the fair value of the options granted, see Note 18b.